Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Cash Flows from Operating Activities
Net income (loss)	$ (5,835,000)	$ (2,723,000)
Adjustments to reconcile net income (loss) to net cash flows provided by (used in) operating activities:
Depreciation and amortization	1,671,000	468,000
Change in fair value of deferred compensation plan	561,000	3,340,000
Equity-based compensation	3,797,000	2,272,000
Deferred tax expense (benefit)	0	(2,667,000)
Change in fair value of contingent consideration	213,000	0
Impairment	1,919,000	0
(Gain) loss on sale of furniture, fixtures and equipment	0	8,000
Amortization of loan costs	23,000	0
Realized and unrealized (gain) loss on investments, net	0	75,000
Changes in operating assets and liabilities, exclusive of the effect of acquisitions:
Accounts receivable	(1,908,000)	6,000
Inventories	(54,000)	0
Prepaid expenses and other	45,000	69,000
Other assets	(587,000)	0
Accounts payable and accrued expenses	(2,752,000)	4,647,000
Due to affiliates	(420,000)	86,000
Other liabilities	4,903,000	3,426,000
Deferred income	(759,000)	734,000
Net cash provided by (used in) operating activities	4,429,000	10,580,000
Cash Flows from Investing Activities
Additions to furniture, fixtures and equipment	(2,663,000)	(159,000)
Proceeds from disposal of furniture, fixtures and equipment, net	0	15,000
Acquisition of assets related to RED Hospitality and Leisure LLC	(1,220,000)	0
Net cash provided by (used in) investing activities	(3,883,000)	(144,000)
Cash Flows from Financing Activities
Payments on revolving credit facilities	(4,815,000)	0
Borrowings on revolving credit facilities	5,259,000	0
Proceeds from notes payable	1,350,000	0
Payments on notes payable and capital leases	(494,000)	0
Payments of loan costs	(15,000)	0
Purchases of common stock	0	(24,000)
Employee advances	105,000	742,000
Contributions from noncontrolling interest	2,666,000	650,000
Distributions to and redemptions by noncontrolling interests in consolidated entities	0	(52,375,000)
Net cash provided by (used in) financing activities	4,056,000	(51,007,000)
Effect of foreign exchange rate changes on cash and cash equivalents	(203,000)	0
Net change in cash, cash equivalents and restricted cash	4,399,000	(40,571,000)
Cash, cash equivalents and restricted cash at beginning of period	45,556,000	93,843,000
Cash, cash equivalents and restricted cash at end of period	49,955,000	53,272,000
Supplemental Cash Flow Information
Interest paid	113,000	0
Income taxes paid	143,000	5,000
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Distribution from deferred compensation plan	80,000	112,000
Capital expenditures accrued but not paid	1,953,000	1,102,000
Accrued but unpaid redemption of AQUA U.S. Fund	0	2,696,000
Supplemental Disclosure of Cash, Cash Equivalents and Restricted Cash
Cash and cash equivalents at beginning of period	36,480,000	84,091,000
Restricted cash at beginning of period	9,076,000	9,752,000
Cash and cash equivalents at end of period	34,910,000	40,094,000
Restricted cash at end of period	15,045,000	13,178,000
Cash, cash equivalents and restricted cash	45,556,000	93,843,000
Ashford Trust OP
Changes in operating assets and liabilities, exclusive of the effect of acquisitions:
Due from affiliates	1,970,000	(408,000)
Braemar OP
Changes in operating assets and liabilities, exclusive of the effect of acquisitions:
Due from affiliates	1,642,000	1,247,000
Ashford Inc. | OpenKey
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Ashford Inc. common stock consideration for purchase of OpenKey shares	$ 838,000	$ 0